CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares shares in Millions	Oct. 31, 2018	Oct. 31, 2017
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100.0	100.0
Preferred stock, shares issued (in shares)	0.0	0.0
Preferred stock, shares outstanding (in shares)	0.0	0.0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000.0	1,000.0
Common stock, shares issued (in shares)	191.0	188.0
Treasury Stock, Common, Shares	4.4	2.3